Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party), and Citigroup Global Markets Inc., Bank of America, N.A., BofA Securities, Inc., J.P. Morgan Securities LLC, JPMorgan Chase Bank, National Association, Wells Fargo Securities, LLC and Wells Fargo Bank, National Association, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the WMRK Commercial Mortgage Trust 2022-WMRK, Commercial Mortgage Pass-Through Certificates, Series 2022-WMRK securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 16 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of November 9, 2022.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on October 19, 2022 with certain Collateral attribute calculations adjusted for the Closing Date:

o	2022-WMRK Accounting Tape Final.xlsx (provided on October 19, 2022).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.
●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
●	The phrase “Interest Rate Cap Term Sheet” refers to an interest rate cap document which discloses the applicable strike rate of the interest rate cap.
●	The phrase “Loan Agreement” refers to a signed or draft loan agreement.
●	The phrase “Seismic Report” refers to a draft or final seismic assessment document or exhibit.
●	The phrase “Title Policy” refers to a draft or signed proforma title policy.
●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From September 15, 2022 through October 19, 2022, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

October 19, 2022

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

WMRK 2022-WMRK	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Pool Identifier	None - Company Provided	None
4	Property Name	None - Company Provided	None
5	Property Type	Appraisal Report	None
6	Property Sub-Type	Appraisal Report	None
7	Address	Appraisal Report	None
8	City	Appraisal Report	None
9	County	Appraisal Report	None
10	State	Appraisal Report	None
11	Zip	Appraisal Report	None
12	MSA	Underwriting File	None
13	Year Built	Appraisal Report	None
14	Year Renovated	Appraisal Report; Engineering Report	None
15	Flag	Underwriting File	None
16	Flag Expiration Date	Underwriting File	None
17	Flag Term Remaining	Recalculation	None
18	Royalty Fee %	Underwriting File	None
19	Marketing Fee %	Underwriting File	None
20	Property Manager	Underwriting File	None
21	Property Manager Expiration Date	Underwriting File	None
22	Base Mgmt. Fee	Underwriting File	None
23	Incentive Mgmt. Fee	Underwriting File	None
24	Labor	Underwriting File	None
25	Owned Units	Underwriting File	None
26	Rental Units	Underwriting File	None
27	Total Units	Underwriting File	None
28	Unit of Measure	Appraisal Report	None
29	Occupancy (%)	Underwriting File	None
30	Occupancy Date	Underwriting File	None
31	Ownership Interest	Title Policy	None
32	Mortgage Loan Cut-off Date Balance	Loan Agreement	None
33	Mortgage Loan Cut-off Date Balance per Collateral Key	Recalculation	None
34	% of Mortgage Loan Cut-off Date Balance	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

WMRK 2022-WMRK	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
35	Mortgage Loan Maturity Date Balance	Recalculation	None
36	Individual As-Is Appraised Value Date	Appraisal Report	None
37	Individual As-Is Appraised Value	Appraisal Report	None
38	Individual As-Is Appraised Value per Total Key	Recalculation	None
39	Individual Stabilized Appraised Value Date	Appraisal Report	None
40	Individual Stabilized Appraised Value	Appraisal Report	None
41	Individual Stabilized Appraised Value per Total Key	Recalculation	None
42	Portfolio Appraised Value Date	Appraisal Report	None
43	Portfolio Appraised Value	Appraisal Report	None
44	Portfolio Appraised Value per Total Key	Recalculation	None
45	Portfolio Appraised Value Premium	Recalculation	None
46	Portfolio Stabilized Appraised Value Date	Appraisal Report	None
47	Portfolio Stabilized Appraised Value	Appraisal Report	None
48	Portfolio Stabilized Appraised Value per Total Key	Recalculation	None
49	Portfolio Stabilized Appraised Value Premium	Recalculation	None
50	Engineering Report Provider	Engineering Report	None
51	Engineering Report Date	Engineering Report	None
52	Environmental Report Provider	Environmental Report	None
53	Environmental Report Date	Environmental Report	None
54	Phase II Recommended?	Environmental Report	None
55	Seismic Zone	Engineering Report	None
56	PML %	Seismic Report	None
57	Origination Date	None - Company Provided	None
58	Assumed One-month Term SOFR	None - Company Provided	None
59	Mortgage Loan Spread	None - Company Provided	None
60	Term SOFR Cap	Interest Rate Cap Term Sheet	None
61	Mortgage Loan Interest Rate at Term SOFR Cap	Recalculation	None
62	Term SOFR Lookback days	Loan Agreement	None
63	Term SOFR Cap Expiration Date	Interest Rate Cap Term Sheet	None
64	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
65	Amort Type	Loan Agreement	None
66	Monthly Mortgage Loan Debt Service Payment	Recalculation	None
67	Annual Mortgage Loan Debt Service Payment	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

WMRK 2022-WMRK	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
68	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
69	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
70	Grace Period	Loan Agreement	None
71	First Loan Payment Date	Loan Agreement	None
72	Seasoning	Recalculation	None
73	Original Term to Maturity (Months)	Recalculation	None
74	Remaining Term to Maturity (Months)	Recalculation	None
75	Original Amortization Term (Months)	Not Applicable*	None
76	Remaining Amortization Term (Months)	Not Applicable*	None
77	Original IO Term (Months)	Recalculation	None
78	Remaining IO Term (Months)	Recalculation	None
79	Initial Maturity Date	Loan Agreement	None
80	Floating Rate Component Extensions	Loan Agreement	None
81	Fully Extended Maturity Date	Loan Agreement	None
82	Lockbox	Loan Agreement	None
83	Cash Management Type	Loan Agreement	None
84	Cash Management Trigger	Loan Agreement	None
85	Administrative Fee Rate (%)	Fee Schedule	None
86	Floating Rate Component Prepayment Provision	Loan Agreement	None
87	Partial Release Allowed?	Loan Agreement	None
88	Property Release Description	Loan Agreement	None
89	Mortgage Loan Cut-off Date LTV (Aggregate As-is Values)	Recalculation	None
90	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
91	Mortgage Loan Cut-off Date LTV (Aggregate Stabilized Values)	Recalculation	None
92	Mortgage Loan Balloon LTV (Aggregate Stabilized Values)	Recalculation	None
93	Mortgage Loan Cut-off Date LTV (Portfolio Value)	Recalculation	None
94	Mortgage Loan Balloon LTV (Portfolio Value)	Recalculation	None
95	Mortgage Loan UW NOI Debt Yield	Recalculation	None
96	Mortgage Loan UW NCF Debt Yield	Recalculation	None
97	Mortgage Loan UW NOI DSCR	Recalculation	None
98	Mortgage Loan UW NCF DSCR	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

WMRK 2022-WMRK	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
99	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Recalculation	None
100	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Recalculation	None
101	Initial Tax Escrow	Loan Agreement	None
102	Ongoing Tax Escrow Monthly	Loan Agreement	None
103	Tax Escrow Springing Conditions	Loan Agreement	None
104	Initial Insurance Escrow	Loan Agreement	None
105	Ongoing Insurance Escrow Monthly	Loan Agreement	None
106	Insurance Escrow Springing Conditions	Loan Agreement	None
107	Initial Immediate Repairs Escrow	Loan Agreement	None
108	Initial FF&E Escrow	Loan Agreement	None
109	Ongoing FF&E Escrow Monthly	Loan Agreement	None
110	FF&E Escrow Springing Conditions	Loan Agreement	None
111	Initial PIP Letter of Credit	Loan Agreement	None
112	Ongoing PIP Escrow Monthly	Loan Agreement	None
113	PIP Escrow Springing Conditions	Loan Agreement	None
114	Initial Other Escrow	Loan Agreement	None
115	Ongoing Other Escrow Monthly	Loan Agreement	None
116	Ongoing Other Escrow Springing Condition	Loan Agreement	None
117	Other Escrow Description	Loan Agreement	None
118	Available Room Nights 2018	Underwriting File	$1.00
119	Available Room Nights 2019	Underwriting File	$1.00
120	Available Room Nights 2020	Underwriting File	$1.00
121	Available Room Nights 2021	Underwriting File	$1.00
122	Available Room Nights August 2022 TTM	Underwriting File	$1.00
123	Available Room Nights August 2022 Sponsor Reforecast	Underwriting File	$1.00
124	Available Room Nights UW	Underwriting File	$1.00
125	Occupied Room Nights 2018	Underwriting File	$1.00
126	Occupied Room Nights 2019	Underwriting File	$1.00
127	Occupied Room Nights 2020	Underwriting File	$1.00
128	Occupied Room Nights 2021	Underwriting File	$1.00
129	Occupied Room Nights August 2022 TTM	Underwriting File	$1.00
130	Occupied Room Nights August 2022 Sponsor Reforecast	Underwriting File	$1.00
131	Occupied Room Nights UW	Underwriting File	$1.00
132	Occupancy 2018	Underwriting File	0.1%
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

WMRK 2022-WMRK	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
133	Occupancy 2019	Underwriting File	0.1%
134	Occupancy 2020	Underwriting File	0.1%
135	Occupancy 2021	Underwriting File	0.1%
136	Occupancy August 2022 TTM	Underwriting File	0.1%
137	Occupancy August 2022 Sponsor Reforecast	Underwriting File	0.1%
138	Occupancy UW	Underwriting File	0.1%
139	ADR 2018	Underwriting File	$1.00
140	ADR 2019	Underwriting File	$1.00
141	ADR 2020	Underwriting File	$1.00
142	ADR 2021	Underwriting File	$1.00
143	ADR August 2022 TTM	Underwriting File	$1.00
144	ADR August 2022 Sponsor Reforecast	Underwriting File	$1.00
145	ADR UW	Underwriting File	$1.00
146	RevPAR 2018	Underwriting File	$1.00
147	RevPAR 2019	Underwriting File	$1.00
148	RevPAR 2020	Underwriting File	$1.00
149	RevPAR 2021	Underwriting File	$1.00
150	RevPAR August 2022 TTM	Underwriting File	$1.00
151	RevPAR August 2022 Sponsor Reforecast	Underwriting File	$1.00
152	RevPAR UW	Underwriting File	$1.00
153	Occupancy Penetration 2019	Underwriting File	0.1%
154	Occupancy Penetration 2020	Underwriting File	0.1%
155	Occupancy Penetration 2021	Underwriting File	0.1%
156	Occupancy Penetration August 2022 TTM	Underwriting File	0.1%
157	ADR Penetration 2019	Underwriting File	0.1%
158	ADR Penetration 2020	Underwriting File	0.1%
159	ADR Penetration 2021	Underwriting File	0.1%
160	ADR Penetration August 2022 TTM	Underwriting File	0.1%
161	RevPAR Penetration 2019	Underwriting File	0.1%
162	RevPAR Penetration 2020	Underwriting File	0.1%
163	RevPAR Penetration 2021	Underwriting File	0.1%
164	RevPAR Penetration August 2022 TTM	Underwriting File	0.1%
165	Rooms Revenue 2018	Underwriting File	$1.00
166	Rooms Revenue 2019	Underwriting File	$1.00
167	Rooms Revenue 2020	Underwriting File	$1.00
168	Rooms Revenue 2021	Underwriting File	$1.00
169	Rooms Revenue August 2022 TTM	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

WMRK 2022-WMRK	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
170	Rooms Revenue August 2022 Sponsor Reforecast	Underwriting File	$1.00
171	Rooms Revenue UW	Underwriting File	$1.00
172	F&B Revenue 2018	Underwriting File	$1.00
173	F&B Revenue 2019	Underwriting File	$1.00
174	F&B Revenue 2020	Underwriting File	$1.00
175	F&B Revenue 2021	Underwriting File	$1.00
176	F&B Revenue August 2022 TTM	Underwriting File	$1.00
177	F&B Revenue August 2022 Sponsor Reforecast	Underwriting File	$1.00
178	F&B Revenue UW	Underwriting File	$1.00
179	Other Departmental Income 2018	Underwriting File	$1.00
180	Other Departmental Income 2019	Underwriting File	$1.00
181	Other Departmental Income 2020	Underwriting File	$1.00
182	Other Departmental Income 2021	Underwriting File	$1.00
183	Other Departmental Income August 2022 TTM	Underwriting File	$1.00
184	Other Departmental Income August 2022 Sponsor Reforecast	Underwriting File	$1.00
185	Other Departmental Income UW	Underwriting File	$1.00
186	Miscellaneous Revenue 2018	Underwriting File	$1.00
187	Miscellaneous Revenue 2019	Underwriting File	$1.00
188	Miscellaneous Revenue 2020	Underwriting File	$1.00
189	Miscellaneous Revenue 2021	Underwriting File	$1.00
190	Miscellaneous Revenue August 2022 TTM	Underwriting File	$1.00
191	Miscellaneous Revenue August 2022 Sponsor Reforecast	Underwriting File	$1.00
192	Miscellaneous Revenue UW	Underwriting File	$1.00
193	Total Revenue 2018	Underwriting File	$1.00
194	Total Revenue 2019	Underwriting File	$1.00
195	Total Revenue 2020	Underwriting File	$1.00
196	Total Revenue 2021	Underwriting File	$1.00
197	Total Revenue August 2022 TTM	Underwriting File	$1.00
198	Total Revenue August 2022 Sponsor Reforecast	Underwriting File	$1.00
199	Total Revenue UW	Underwriting File	$1.00
200	Rooms Expense 2018	Underwriting File	$1.00
201	Rooms Expense 2019	Underwriting File	$1.00
202	Rooms Expense 2020	Underwriting File	$1.00
203	Rooms Expense 2021	Underwriting File	$1.00
204	Rooms Expense August 2022 TTM	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

WMRK 2022-WMRK	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
205	Rooms Expense August 2022 Sponsor Reforecast	Underwriting File	$1.00
206	Rooms Expense UW	Underwriting File	$1.00
207	F&B Expense 2018	Underwriting File	$1.00
208	F&B Expense 2019	Underwriting File	$1.00
209	F&B Expense 2020	Underwriting File	$1.00
210	F&B Expense 2021	Underwriting File	$1.00
211	F&B Expense August 2022 TTM	Underwriting File	$1.00
212	F&B Expense August 2022 Sponsor Reforecast	Underwriting File	$1.00
213	F&B Expense UW	Underwriting File	$1.00
214	Other Departmental Expense 2018	Underwriting File	$1.00
215	Other Departmental Expense 2019	Underwriting File	$1.00
216	Other Departmental Expense 2020	Underwriting File	$1.00
217	Other Departmental Expense 2021	Underwriting File	$1.00
218	Other Departmental Expense August 2022 TTM	Underwriting File	$1.00
219	Other Departmental Expense August 2022 Sponsor Reforecast	Underwriting File	$1.00
220	Other Departmental Expense UW	Underwriting File	$1.00
221	Miscellaneous Expense 2018	Underwriting File	$1.00
222	Miscellaneous Expense 2019	Underwriting File	$1.00
223	Miscellaneous Expense 2020	Underwriting File	$1.00
224	Miscellaneous Expense 2021	Underwriting File	$1.00
225	Miscellaneous Expense August 2022 TTM	Underwriting File	$1.00
226	Miscellaneous Expense August 2022 Sponsor Reforecast	Underwriting File	$1.00
227	Miscellaneous Expense UW	Underwriting File	$1.00
228	Total Departmental Expenses 2018	Underwriting File	$1.00
229	Total Departmental Expenses 2019	Underwriting File	$1.00
230	Total Departmental Expenses 2020	Underwriting File	$1.00
231	Total Departmental Expenses 2021	Underwriting File	$1.00
232	Total Departmental Expenses August 2022 TTM	Underwriting File	$1.00
233	Total Departmental Expenses August 2022 Sponsor Reforecast	Underwriting File	$1.00
234	Total Departmental Expenses UW	Underwriting File	$1.00
235	Departmental Profit 2018	Underwriting File	$1.00
236	Departmental Profit 2019	Underwriting File	$1.00
237	Departmental Profit 2020	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

WMRK 2022-WMRK	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
238	Departmental Profit 2021	Underwriting File	$1.00
239	Departmental Profit August 2022 TTM	Underwriting File	$1.00
240	Departmental Profit August 2022 Sponsor Reforecast	Underwriting File	$1.00
241	Departmental Profit UW	Underwriting File	$1.00
242	General and Administrative 2018	Underwriting File	$1.00
243	General and Administrative 2019	Underwriting File	$1.00
244	General and Administrative 2020	Underwriting File	$1.00
245	General and Administrative 2021	Underwriting File	$1.00
246	General and Administrative August 2022 TTM	Underwriting File	$1.00
247	General and Administrative August 2022 Sponsor Reforecast	Underwriting File	$1.00
248	General and Administrative UW	Underwriting File	$1.00
249	IT 2018	Underwriting File	$1.00
250	IT 2019	Underwriting File	$1.00
251	IT 2020	Underwriting File	$1.00
252	IT 2021	Underwriting File	$1.00
253	IT August 2022 TTM	Underwriting File	$1.00
254	IT August 2022 Sponsor Reforecast	Underwriting File	$1.00
255	IT UW	Underwriting File	$1.00
256	Sales & Marketing 2018	Underwriting File	$1.00
257	Sales & Marketing 2019	Underwriting File	$1.00
258	Sales & Marketing 2020	Underwriting File	$1.00
259	Sales & Marketing 2021	Underwriting File	$1.00
260	Sales & Marketing August 2022 TTM	Underwriting File	$1.00
261	Sales & Marketing August 2022 Sponsor Reforecast	Underwriting File	$1.00
262	Sales & Marketing UW	Underwriting File	$1.00
263	R&M 2018	Underwriting File	$1.00
264	R&M 2019	Underwriting File	$1.00
265	R&M 2020	Underwriting File	$1.00
266	R&M 2021	Underwriting File	$1.00
267	R&M August 2022 TTM	Underwriting File	$1.00
268	R&M August 2022 Sponsor Reforecast	Underwriting File	$1.00
269	R&M UW	Underwriting File	$1.00
270	Utilities 2018	Underwriting File	$1.00
271	Utilities 2019	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

WMRK 2022-WMRK	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
272	Utilities 2020	Underwriting File	$1.00
273	Utilities 2021	Underwriting File	$1.00
274	Utilities August 2022 TTM	Underwriting File	$1.00
275	Utilities August 2022 Sponsor Reforecast	Underwriting File	$1.00
276	Utilities UW	Underwriting File	$1.00
277	Total Undistributed Expenses 2018	Underwriting File	$1.00
278	Total Undistributed Expenses 2019	Underwriting File	$1.00
279	Total Undistributed Expenses 2020	Underwriting File	$1.00
280	Total Undistributed Expenses 2021	Underwriting File	$1.00
281	Total Undistributed Expenses August 2022 TTM	Underwriting File	$1.00
282	Total Undistributed Expenses August 2022 Sponsor Reforecast	Underwriting File	$1.00
283	Total Undistributed Expenses UW	Underwriting File	$1.00
284	Gross Operating Profit 2018	Underwriting File	$1.00
285	Gross Operating Profit 2019	Underwriting File	$1.00
286	Gross Operating Profit 2020	Underwriting File	$1.00
287	Gross Operating Profit 2021	Underwriting File	$1.00
288	Gross Operating Profit August 2022 TTM	Underwriting File	$1.00
289	Gross Operating Profit August 2022 Sponsor Reforecast	Underwriting File	$1.00
290	Gross Operating Profit UW	Underwriting File	$1.00
291	Franchise Fees 2018	Underwriting File	$1.00
292	Franchise Fees 2019	Underwriting File	$1.00
293	Franchise Fees 2020	Underwriting File	$1.00
294	Franchise Fees 2021	Underwriting File	$1.00
295	Franchise Fees August 2022 TTM	Underwriting File	$1.00
296	Franchise Fees August 2022 Sponsor Reforecast	Underwriting File	$1.00
297	Franchise Fees UW	Underwriting File	$1.00
298	Management Fees 2018	Underwriting File	$1.00
299	Management Fees 2019	Underwriting File	$1.00
300	Management Fees 2020	Underwriting File	$1.00
301	Management Fees 2021	Underwriting File	$1.00
302	Management Fees August 2022 TTM	Underwriting File	$1.00
303	Management Fees August 2022 Sponsor Reforecast	Underwriting File	$1.00
304	Management Fees UW	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

WMRK 2022-WMRK	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
305	Income Before Fixed Charges 2018	Underwriting File	$1.00
306	Income Before Fixed Charges 2019	Underwriting File	$1.00
307	Income Before Fixed Charges 2020	Underwriting File	$1.00
308	Income Before Fixed Charges 2021	Underwriting File	$1.00
309	Income Before Fixed Charges August 2022 TTM	Underwriting File	$1.00
310	Income Before Fixed Charges August 2022 Sponsor Reforecast	Underwriting File	$1.00
311	Income Before Fixed Charges UW	Underwriting File	$1.00
312	Taxes 2018	Underwriting File	$1.00
313	Taxes 2019	Underwriting File	$1.00
314	Taxes 2020	Underwriting File	$1.00
315	Taxes 2021	Underwriting File	$1.00
316	Taxes August 2022 TTM	Underwriting File	$1.00
317	Taxes August 2022 Sponsor Reforecast	Underwriting File	$1.00
318	Taxes UW	Underwriting File	$1.00
319	Insurance 2018	Underwriting File	$1.00
320	Insurance 2019	Underwriting File	$1.00
321	Insurance 2020	Underwriting File	$1.00
322	Insurance 2021	Underwriting File	$1.00
323	Insurance August 2022 TTM	Underwriting File	$1.00
324	Insurance August 2022 Sponsor Reforecast	Underwriting File	$1.00
325	Insurance UW	Underwriting File	$1.00
326	Equipment Rentals 2018	Underwriting File	$1.00
327	Equipment Rentals 2019	Underwriting File	$1.00
328	Equipment Rentals 2020	Underwriting File	$1.00
329	Equipment Rentals 2021	Underwriting File	$1.00
330	Equipment Rentals August 2022 TTM	Underwriting File	$1.00
331	Equipment Rentals August 2022 Sponsor Reforecast	Underwriting File	$1.00
332	Equipment Rentals UW	Underwriting File	$1.00
333	Ground Rent 2018	Underwriting File	$1.00
334	Ground Rent 2019	Underwriting File	$1.00
335	Ground Rent 2020	Underwriting File	$1.00
336	Ground Rent 2021	Underwriting File	$1.00
337	Ground Rent August 2022 TTM	Underwriting File	$1.00
338	Ground Rent August 2022 Sponsor Reforecast	Underwriting File	$1.00
339	Ground Rent UW	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

WMRK 2022-WMRK	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
340	Condo Revenue Share 2018	Underwriting File	$1.00
341	Condo Revenue Share 2019	Underwriting File	$1.00
342	Condo Revenue Share 2020	Underwriting File	$1.00
343	Condo Revenue Share 2021	Underwriting File	$1.00
344	Condo Revenue Share August 2022 TTM	Underwriting File	$1.00
345	Condo Revenue Share August 2022 Sponsor Reforecast	Underwriting File	$1.00
346	Condo Revenue Share UW	Underwriting File	$1.00
347	Other Expenses 2018	Underwriting File	$1.00
348	Other Expenses 2019	Underwriting File	$1.00
349	Other Expenses 2020	Underwriting File	$1.00
350	Other Expenses 2021	Underwriting File	$1.00
351	Other Expenses August 2022 TTM	Underwriting File	$1.00
352	Other Expenses August 2022 Sponsor Reforecast	Underwriting File	$1.00
353	Other Expenses UW	Underwriting File	$1.00
354	Total Fixed and Other Expenses 2018	Underwriting File	$1.00
355	Total Fixed and Other Expenses 2019	Underwriting File	$1.00
356	Total Fixed and Other Expenses 2020	Underwriting File	$1.00
357	Total Fixed and Other Expenses 2021	Underwriting File	$1.00
358	Total Fixed and Other Expenses August 2022 TTM	Underwriting File	$1.00
359	Total Fixed and Other Expenses August 2022 Sponsor Reforecast	Underwriting File	$1.00
360	Total Fixed and Other Expenses UW	Underwriting File	$1.00
361	Net Operating Income 2018	Underwriting File	$1.00
362	Net Operating Income 2019	Underwriting File	$1.00
363	Net Operating Income 2020	Underwriting File	$1.00
364	Net Operating Income 2021	Underwriting File	$1.00
365	Net Operating Income August 2022 TTM	Underwriting File	$1.00
366	Net Operating Income August 2022 Sponsor Reforecast	Underwriting File	$1.00
367	Net Operating Income UW	Underwriting File	$1.00
368	FF&E 2018	Underwriting File	$1.00
369	FF&E 2019	Underwriting File	$1.00
370	FF&E 2020	Underwriting File	$1.00
371	FF&E 2021	Underwriting File	$1.00
372	FF&E August 2022 TTM	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

WMRK 2022-WMRK	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
373	FF&E August 2022 Sponsor Reforecast	Underwriting File	$1.00
374	FF&E UW	Underwriting File	$1.00
375	Net Cash Flow 2018	Underwriting File	$1.00
376	Net Cash Flow 2019	Underwriting File	$1.00
377	Net Cash Flow 2020	Underwriting File	$1.00
378	Net Cash Flow 2021	Underwriting File	$1.00
379	Net Cash Flow August 2022 TTM	Underwriting File	$1.00
380	Net Cash Flow August 2022 Sponsor Reforecast	Underwriting File	$1.00
381	Net Cash Flow UW	Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17

WMRK 2022-WMRK	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
17	Flag Term Remaining	Quotient of the count of the (i) number of days between the Cut-off Date and respective Flag Expiration Date and (ii) 365.
33	Mortgage Loan Cut-off Date Balance per Collateral Key	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Owned Units.
34	% of Mortgage Loan Cut-off Date Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) the aggregate Mortgage Loan Cut-off Date Balance of the Collateral.
35	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Cut-off Date Balance.
38	Individual As-Is Appraised Value per Total Key	Quotient of (i) Individual As-Is Appraised Value and (ii) Total Units.
41	Individual Stabilized Appraised Value per Total Key	Quotient of (i) Individual Stabilized Appraised Value and (ii) Total Units.
44	Portfolio Appraised Value per Total Key	Quotient of (i) Portfolio Appraised Value and (ii) Total Units.
45	Portfolio Appraised Value Premium	Difference between (i) quotient of (a) Portfolio Appraised Value and (b) aggregate Individual As-Is Appraised Value, and (ii) 1.
48	Portfolio Stabilized Appraised Value per Total Key	Quotient of (i) Portfolio Stabilized Appraised Value and (ii) Total Units.
49	Portfolio Stabilized Appraised Value Premium	Difference between (i) quotient of (a) Portfolio Stabilized Appraised Value and (b) aggregate Individual Stabilized Appraised Value, and (ii) 1.
61	Mortgage Loan Interest Rate at Term SOFR Cap	Sum of (i) the Term SOFR Cap and (ii) the Mortgage Loan Spread.
66	Monthly Mortgage Loan Debt Service Payment	Quotient of (i) Annual Mortgage Loan Debt Service Payment and (ii) 12.
67	Annual Mortgage Loan Debt Service Payment	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) sum of (a) Assumed One-month Term SOFR and (b) Mortgage Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
68	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Quotient of (i) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap and (ii) 12.
69	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) Mortgage Loan Interest Rate at Term SOFR Cap, and (iii) Interest Calculation (30/360 / Actual/360).
72	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date.
73	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	18

WMRK 2022-WMRK	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
74	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
77	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months).
78	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
89	Mortgage Loan Cut-off Date LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) aggregate Individual As-Is Appraised Value.
90	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) aggregate Individual As-Is Appraised Value.
91	Mortgage Loan Cut-off Date LTV (Aggregate Stabilized Values)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) aggregate Individual Stabilized Appraised Value.
92	Mortgage Loan Balloon LTV (Aggregate Stabilized Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) aggregate Individual Stabilized Appraised Value.
93	Mortgage Loan Cut-off Date LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Portfolio Appraised Value.
94	Mortgage Loan Balloon LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Portfolio Appraised Value.
95	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Cut-off Date Balance.
96	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Cut-off Date Balance.
97	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment.
98	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment.
99	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.
100	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	19